Schedule of Investments

June 30, 2024 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

COMMON STOCK
Brazil — 3.3%
Banco do Brasil SA	4,346,788	$20,707
Cia de Saneamento de Minas Gerais Copasa MG	923,800	3,436
Cury Construtora e Incorporadora S.A.	1,164,900	4,293
Neoenergia S.A.	774,300	2,576
Petroleo Brasileiro SA, Class A ADR	1,108,177	15,115
Suzano S.A. [1]	880,700	8,990
Vibra Energia S.A. [1]	2,204,600	8,250
		63,367
China — 23.1%
Alibaba Group Holding Ltd. ADR	208,608	15,020
Autohome Inc. ADR	201,831	5,540
Brilliance China Automotive Holdings Ltd.	3,816,000	4,012
China Construction Bank Corp., Class H	70,009,000	51,729
China Everbright Environment Group Ltd.	6,413,000	3,219
China Galaxy Securities Co. Ltd., Class H	9,785,000	5,125
China Lumena New Materials Corp. [1,2]	264,100	—
China Pacific Insurance Group Co. Ltd., Class H [1]	2,133,000	5,206
China Railway Group Ltd., Class H	17,046,000	9,408
China Resources Pharmaceutical Group Ltd.	6,589,000	4,885
China State Construction International Holdings Ltd.	3,476,000	4,745
China Taiping Insurance Holdings Co. Ltd.	3,968,200	4,055
CITIC Ltd.	7,336,000	6,670
COSCO SHIPPING Holdings Co. Ltd., Class H	12,420,400	21,726
FinVolution Group ADR	626,493	2,988
Gree Electric Appliances Inc. of Zhuhai, Class A	1,332,793	7,194
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	1,853,969	3,590
Hello Group Inc. ADR	485,008	2,968
iQIYI Inc. ADR [1]	2,602,871	9,553
JD.com Inc. ADR	435,947	11,265
Jiangxi Copper Co. Ltd., Class H	3,126,000	6,237
JinkoSolar Holding Co. Ltd. ADR	169,518	3,512
Kuaishou Technology, Class B [1]	1,414,300	8,358
Meituan, Class B [1]	1,075,200	15,297
Midea Group Co. Ltd., Class A	394,119	3,499
Orient Overseas International Ltd.	427,500	6,936
PDD Holdings Inc. ADR [1]	253,761	33,737
People's Insurance Company Group of China Ltd., Class H	10,113,000	3,471
PetroChina Co. Ltd., Class H	18,180,000	18,392
Qifu Technology Inc. ADR	425,227	8,390
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,273,636	1,915
Sinopharm Group Co. Ltd., Class H	1,953,600	5,191
Sinotruk Hong Kong Ltd.	1,603,000	4,167
Tencent Holdings Ltd.	1,930,689	92,071
Tencent Music Entertainment Group ADR	1,060,574	14,901

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

China — (continued)
Vipshop Holdings Ltd. ADR	1,123,481	$14,628
Weibo Corp. ADR	617,638	4,744
Xinyi Glass Holdings Ltd.	4,236,000	4,643
Zhejiang Semir Garment Co. Ltd., Class A	3,137,807	2,509
ZTE Corp., Class H [1]	3,121,200	6,907
		438,403
India — 20.2%
Aurobindo Pharma Ltd.	1,133,841	16,420
Bajaj Auto Ltd.	149,445	17,029
Bank of Baroda	4,080,661	13,477
Bharat Electronics Ltd.	2,781,112	10,202
Bharat Petroleum Corp. Ltd.	3,517,108	12,820
Canara Bank	9,232,322	13,227
Chambal Fertilisers and Chemicals Ltd.	599,391	3,643
Chennai Petroleum Corp. Ltd.	708,624	8,346
Coal India Ltd.	2,791,058	15,837
Colgate-Palmolive India Ltd.	197,770	6,743
Dixon Technologies India Ltd.	30,187	4,334
Dr Reddy's Laboratories Ltd.	96,175	7,384
GAIL India Ltd.	4,385,194	11,546
Hindalco Industries Ltd.	1,672,880	13,914
Hindustan Aeronautics Ltd.	173,113	10,929
Info Edge India Ltd.	104,208	8,480
InterGlobe Aviation Ltd. [1]	214,590	10,881
ITD Cementation India Ltd.	757,762	4,777
JK Tyre & Industries Ltd.	956,818	4,931
LIC Housing Finance Ltd. [1]	1,041,991	9,957
Mahindra & Mahindra Ltd.	113,072	3,887
Manappuram Finance Ltd.	3,454,384	8,612
Natco Pharma Ltd.	500,064	6,998
NCC Ltd.	3,327,016	12,626
Nippon Life India Asset Management Ltd.	557,854	4,311
NTPC Ltd.	1,724,132	7,823
Oil & Natural Gas Corp. Ltd.	5,686,795	18,699
Power Grid Corp of India Ltd.	1,848,271	7,335
REC Ltd.	4,749,074	29,923
Shriram Finance Ltd.	578,592	20,202
Sun TV Network Ltd.	337,419	3,044
Tata Motors Ltd.	1,431,624	16,992
Trent Ltd.	184,093	12,098
Varun Beverages Ltd.	842,387	16,461
Voltamp Transformers Ltd.	14,901	1,966
Zomato Ltd. [1]	3,577,902	8,605
		384,459

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

Indonesia — 0.9%
Adaro Energy Indonesia Tbk PT	28,959,900	$4,934
Astra International Tbk PT	22,525,000	6,135
Indo Tambangraya Megah Tbk PT	1,373,900	2,005
Perusahaan Gas Negara Tbk PT	37,723,000	3,548
		16,622
Kuwait — 0.2%
Mobile Telecommunications Co. KSCP	2,096,323	3,044

Malaysia — 0.8%
Genting BHD	4,557,100	4,550
Sime Darby BHD	7,651,600	4,249
YTL Corp. BHD	8,005,500	5,855
		14,654
Mexico — 0.3%
Grupo Aeroportuario del Sureste SAB de CV, Class B	93,357	2,814
Vista Energy SAB de CV ADR [1]	77,694	3,534
		6,348
Peru — 0.2%
Credicorp Ltd.	22,397	3,613

Poland — 0.8%
Jastrzebska Spolka Weglowa S.A. [1]	251,739	1,851
ORLEN SA	538,353	9,052
Powszechny Zaklad Ubezpieczen SA	360,277	4,613
		15,516
Qatar — 0.2%
Ooredoo QPSC	1,145,269	3,214

Russia — 0.0%
LUKOIL PJSC [1,2]	172,525	—
Sberbank of Russia PJSC ADR [1,2]	790,503	—
		—
Saudi Arabia — 1.2%
Arab National Bank	883,186	4,779
Etihad Etisalat Co. [1]	512,016	7,283
Saudi Aramco Base Oil Co.	62,180	2,181
Saudi Awwal Bank	426,912	4,408
United Electronics Co.	161,631	4,075
		22,726
South Africa — 0.2%
Sasol Ltd.	457,546	3,473

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

South Korea — 16.6%
BH Co. Ltd.	255,504	$4,492
BNK Financial Group Inc.	571,359	3,516
DB Insurance Co. Ltd.	102,165	8,499
DL E&C Co. Ltd.	117,603	2,768
Doosan Bobcat Inc.	111,082	4,140
GS Holdings Corp.	151,095	5,148
Hana Financial Group Inc.	440,573	19,428
Hankook Tire & Technology Co. Ltd.	128,188	4,209
Hanwha Corp.	187,159	3,651
HD Hyundai Electric Co. Ltd.	33,264	7,491
Hyundai Glovis Co. Ltd.	39,574	6,296
Hyundai Marine & Fire Insurance Co. Ltd.	210,188	5,268
Hyundai Motor Co.	38,258	8,199
Industrial Bank of Korea	562,700	5,731
Kia Corp.	436,620	41,014
KIWOOM Securities Co. Ltd.	40,118	3,669
Korea Gas Corp. [1]	43,190	1,638
Korea Investment Holdings Co. Ltd.	83,716	4,257
Korean Air Lines Co. Ltd.	409,236	6,912
KT Corp.	158,984	4,320
KT&G Corp.	53,498	3,428
LG Innotek Co. Ltd.	59,887	11,834
LX INTERNATIONAL CORP.	178,411	3,953
OCI Holdings Co. Ltd.	52,848	3,398
Pan Ocean Co. Ltd.	1,251,866	3,897
Poongsan Corp.	131,915	6,066
Samsung Electronics Co. Ltd.	1,409,824	83,473
Samsung Securities Co. Ltd.	151,230	4,373
Shinhan Financial Group Co. Ltd.	363,821	12,726
Shinsegae Inc.	24,175	2,756
SK Hynix Inc.	126,514	21,737
SOOP Co. Ltd.	62,418	5,954
Youngone Corp.	93,182	2,359
		316,600
Taiwan — 21.5%
Asia Vital Components Co. Ltd.	798,019	18,818
Asustek Computer Inc.	713,000	10,945
Chicony Electronics Co. Ltd.	1,203,000	6,341
Compal Electronics Inc.	3,038,000	3,249
Evergreen Marine Corp. Taiwan Ltd.	2,163,000	12,868
Fortune Electric Co. Ltd.	193,000	5,622
Hon Hai Precision Industry Co. Ltd.	6,973,298	45,999
International Games System Co. Ltd.	374,000	15,621
Lotes Co. Ltd.	68,000	3,416
MediaTek Inc.	424,000	18,298

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

Taiwan — (continued)
Pegavision Corp. [1]	236,000	$3,485
Pou Chen Corp.	4,171,000	4,500
Powertech Technology Inc.	1,399,000	8,107
Primax Electronics Ltd.	1,211,000	3,516
Quanta Computer Inc.	1,187,000	11,416
Radiant Opto-Electronics Corp.	867,000	5,064
Raydium Semiconductor Corp.	343,000	4,345
Sercomm Corp.	533,000	1,939
Sitronix Technology Corp.	605,000	4,821
Synnex Technology International Corp.	1,716,000	3,867
Taiwan Semiconductor Manufacturing Co. Ltd.	4,949,000	147,365
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	162,859	28,307
Wisdom Marine Lines Co. Ltd. [1]	2,729,000	5,720
Wistron Corp.	2,680,000	8,757
Wiwynn Corp.	144,000	11,741
WT Microelectronics Co. Ltd.	1,090,000	4,166
Yang Ming Marine Transport Corp.	4,639,000	10,667
		408,960
Thailand — 0.7%
Bangchak Corp. PCL	3,659,000	3,739
Bumrungrad Hospital	1,104,100	7,431
Sansiri PCL	31,529,700	1,435
		12,605
Turkey — 3.2%
AG Anadolu Grubu Holding AS	662,691	7,382
Anadolu Efes Biracilik Ve Malt Sanayii AS	890,893	6,741
Dogus Otomotiv Servis ve Ticaret AS	812,268	6,567
KOC Holding AS	3,006,131	20,879
Mavi Giyim Sanayi Ve Ticaret AS, Class B	1,117,470	4,346
Turk Hava Yollari AO [1]	1,053,246	9,958
Turk Traktor ve Ziraat Makineleri AS	181,647	5,190
		61,063
United Arab Emirates — 0.9%
Emaar Properties PJSC [1]	4,928,297	11,003
Emirates NBD Bank PJSC [1]	1,568,483	7,046
		18,049
Total Common Stock
(Cost $1,545,171) — 94.3%		1,792,716

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024 (Unaudited)

Causeway Emerging Markets Fund	Face Amount	Value (000)

EQUITY-LINKED NOTES
Citigroup Global Markets Holdings Inc. (Underlying Reference is a Basket Consisting of China A Shares Available Via Hong Kong Stock Connect)
7/11/2024[1,3,4]	$20,850,022	$19,979
Citigroup Global Markets Holdings Inc. (Underlying Reference is MSCI China A Inclusion Net Return USD Index)
9/27/2024[1,3,4]	31,204,000	29,809

Total Equity-Linked Notes
(Cost $52,054) — 2.6%		49,788

	Number of Shares

PREFERENCE STOCK
Brazil — 1.1%
Bradespar SA	2,541,700	8,416
Cia Energetica de Minas Gerais	5,541,790	9,785
Marcopolo SA [1]	3,136,240	3,579
		21,780

Total Preference Stock
(Cost $25,793) — 1.1%		21,780

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 5.23% *	35,719,187	35,719

Total Short-Term Investment
(Cost $35,719) — 1.9%		35,719

Total Investments — 99.9%
(Cost $1,658,737)		1,900,003

Other Assets in Excess of Liabilities — 0.1%		1,406

Net Assets — 100.0%		$1,901,409

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024 (Unaudited)

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
MSCI Emerging Markets	618	Sep-2024	$33,440	$33,625	$185

*	The rate reported is the 7-day effective yield as of June 30, 2024.
1	Non-income producing security.
2	Level 3 security in accordance with fair value hierarchy.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On 6/30/2024, the value of these securities amounted to $49,788 (000) representing 2.6% of the Net Assets.

4

Equity linked note or certificate issued by Citigroup Global Markets Holdings Inc. providing exposure to the price movements of the underlying referenced(s) noted, plus an outperformance rate of return that is fixed at the time of issuance.

ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
PJSC	Public Joint-Stock Company
USD	United States Dollar

Amounts designated as “—” are $0 or are rounded to $0.

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at June 30, 2024:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)†		Total (000)
Common Stock
Brazil	$63,367	$—	$—		$63,367
China	438,403	—	—	^	438,403
India	384,459	—	—		384,459
Indonesia	16,622	—	—		16,622
Kuwait	3,044	—	—		3,044
Malaysia	14,654	—	—		14,654
Mexico	6,348	—	—		6,348
Peru	3,613	—	—		3,613
Poland	15,516	—	—		15,516
Qatar	3,214	—	—		3,214
Russia	—	—	—	^	—
Saudi Arabia	22,726	—	—		22,726
South Africa	3,473	—	—		3,473
South Korea	316,600	—	—		316,600
Taiwan	408,960	—	—		408,960
Thailand	—	12,605	—		12,605
Turkey	61,063	—	—		61,063
United Arab Emirates	18,049	—	—		18,049
Total Common Stock	1,780,111	12,605	—		1,792,716
Equity-Linked Notes	—	49,788	—		49,788
Preference Stock
Brazil	21,780	—	—		21,780
Total Preference Stock	21,780	—	—		21,780
Short-Term Investment	35,719	—	—		35,719
Total Investments in Securities	$1,837,610	$62,393	$—		$1,900,003

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Futures Contracts* Unrealized Appreciation	$185	$—	$—	$185
Total Other Financial Instruments	$185	$—	$—	$185

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Security is fair valued at zero.

*	Futures contracts are valued at the unrealized appreciation on the instruments.

Amounts designated as “—” are $0 or are rounded to $0.

SCHEDULE OF INVESTMENTS (concluded)

June 30, 2024 (Unaudited)

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-3500